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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year of Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Tinicum Lantern II, L.L.C.
                                800 Third Avenue
                                   40th Floor
                            New York, New York 10022

                         Form 13F File Number: 028-12764

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                               Terence M. O'Toole
                                Managing Member
                                 (212) 446-9300



                             /s/ Terence M. O'Toole
                             ----------------------
                               New York, New York
                                  May 14, 2008



                                  Report Type:
                              13F Holdings Report

                             Form 13F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       0

                    Form 13 F Information Table Entry Total:

                                       11

                    Form 13 F Information Table Value Total:

                              $124,215 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALU     SHARES/    SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN MANAGERS SOLE       SHARED     NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- ---------- -----
ACCURIDE CORP                  COM              004398103   28,610   3,497,500 SH       SOLE             3,497,500
BREEZE EASTERN CORP            COM              106764103   26,366   2,471,067 SH       SOLE             2,471,067
CYMER INC                      COM              232572107   31,977   1,228,003 SH       SOLE             1,228,003
FISHER COMMUNICATIONS INC      COM              337756209      442      14,200 SH       SOLE                14,200
LAWSON PRODS INC               COM              520776105      532      19,300 SH       SOLE                19,300
LENOX GROUP INC                COM              526262100      407     230,000 SH       SOLE               230,000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103      638     108,200 SH       SOLE               108,200
NUTRI SYS INC NEW              COM              67069D108   16,761   1,112,232 SH       SOLE             1,112,232
SOLUTIA INC                    COM NEW          834376501   13,745     981,787 SH       SOLE               981,787
TRIMAS CORP                    COM NEW          896215209    3,636     689,962 SH       SOLE               689,962
YOUBET COM INC                 COM              987413101    1,101   1,359,411 SH       SOLE             1,359,411
